Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 14,962	$ 13,288
Accumulated depreciation	(12,781)	(12,506)
Total property, plant and equipment from continuing operations, net	2,181	782
Depreciation charge for the year	273	198
Machinery & Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	11,961	10,410
Accumulated depreciation	(10,075)	(9,985)
Office Equipment and Furniture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,320	2,320
Accumulated depreciation	(2,189)	(2,028)
Computer Equipment and Licenses
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	681	558
Accumulated depreciation	$ (517)	$ (493)